Changes in Inventories of Finished Goods and Work in Progress - Summary of Increase in Inventories of Finished Goods and Work In Progress (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Changes In Inventories Of Finished Goods And Work In Progress [Abstract]
Increase in inventories of work in progress	€ 2,100	€ 414	€ 757
Increase in inventories of finished goods	542	616	0
Write-downs	(1,882)	(462)	(120)
Total	€ 760	€ 568	€ 637